Lease (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Lessee, Lease, Description [Line Items]
Lease term	12 months
Lease term	4 years 6 months	6 years 2 months 8 days
Weighted average discount rate	5.59%	5.59%
Amortization expenses (in Dollars)	$ 91,368	$ 134,971	$ 649,362
Minimum [Member]
Lessee, Lease, Description [Line Items]
Lease term	2 years
Maximum [Member]
Lessee, Lease, Description [Line Items]
Lease term	10 years